Businesses acquired and divested (Tables)	6 Months Ended
Jun. 30, 2026
Businesses Acquired and Divested [Abstract]
Disclosure of business acquisition

Acquisition remaining 55% of the shares of Goldman Sachs TFI in EUR million
Consideration paid	94
Carrying amount pre-existing interest	38
Remeasurement pre-existing interest	25
Fair value of pre-existing interest (45%)	63
Fair value of identifiable net assets (100%)	44
Goodwill	113